Financial Statement Components - Summary of Other Long-Term Liabilities (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Long-term Debt, Other Disclosures [Abstract]
Equity Commitment liability			$ 2,000
Private placement warrants	$ 729
Share Purchase Option liability			260
Other	236	$ 236	28
Other long-term liabilities	$ 965	$ 236	$ 2,288